New Accounting Policies and Future Changes in Accounting Policies - Additional Information (Detail) - USD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of new accounting policies and future changes in accounting policies [line items]
Right of use liabilities	$ 3,414,000		$ 510,000
At cost or in accordance with IFRS 16 within fair value model [member] | IFRS16 [Member]
Disclosure of new accounting policies and future changes in accounting policies [line items]
Impact of new accounting policy on retained earnings		$ 0
Right of use assets		3,000,000
Right of use liabilities		$ 3,000,000